Principal subsidiaries	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Principal subsidiaries	30 Principal subsidiaries The Group’s principal subsidiaries at 31 December 2024 are summarised in the table below.

Company and country of incorporation/operation	Principal activities	Group interest (voting %)
Australia
Dampier Salt Limited	Salt and gypsum production	68.36
Energy Resources of Australia Ltd(a)	Uranium processing (until January 2021)	98.43
Hamersley Iron Pty Limited	Iron ore mining	100
North Mining Limited(b)	Iron ore mining	100
Rio Tinto Aluminium (Holdings) Limited	Bauxite mining, alumina production, primary aluminium smelting	100
Robe River Mining Co Pty Ltd(b)	Iron ore mining	73.61
Argentina
Rincon Mining Pty Limited(c)	Exploration and development of lithium asset	100
Brazil
Rio Tinto do Brasil Ltda.(d)	Alumina production and bauxite mining	100
Canada
Diavik Diamond Mines (2012) Inc.	Diamond mining and processing	100
Iron Ore Company of Canada(e)	Iron ore mining; iron ore pellets production	58.72
Rio Tinto Alcan Inc.	Bauxite mining; alumina refining; aluminium smelting	100
Rio Tinto Fer et Titane Inc.	Titanium dioxide feedstock; high purity iron and steel production	100
Jersey/Guinea
SimFer Jersey Limited(f)	Iron ore project	53
Madagascar
QIT Madagascar Minerals SA(g)	Ilmenite mining	80
Mongolia
Oyu Tolgoi LLC	Copper and gold mining	66
New Zealand
New Zealand Aluminium Smelters Limited(h)	Aluminium smelting	100
Singapore
Rio Tinto Singapore Holdings Pte Ltd	Commercial activities	100
South Africa
Richards Bay Titanium (Proprietary) Limited	Titanium dioxide, high purity iron production	74
Richards Bay Mining (Proprietary) Limited	Ilmenite, rutile and zircon mining	74
United States
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration)	Copper mining, smelting and refining and exploration activities	100
Nuton LLC	Investments and collaborations related to proprietary nature-based copper leach technologies	100
U.S. Borax Inc.	Mining, refining and marketing of borates	100
Resolution Copper Mining LLC	Exploration and development of copper	55
(a)In November 2024, our interest in Energy Resources of Australia (ERA) increased from 86.3% to 98.43% as a result of new shares issued to Rio Tinto under ERA’s entitlement offer to raise funds for the rehabilitation of the Ranger Project Area.
(b)Robe River Mining Co Pty Ltd (which is 60% owned by the Group) holds a 30% economic interest in Robe River Iron Associates (Robe River). North Mining Ltd (which is wholly owned by the Group) holds a 35% economic interest in Robe River. Through these companies the Group recognises a 65% share of the assets, liabilities, revenues and expenses of Robe River, with a 12% non-controlling interest. The Group therefore has a 53% economic interest in Robe River.
(c)Rincon Mining Pty Limited is incorporated in Australia but operates in Argentina.
(d)Rio Tinto do Brasil Ltda holds the Group’s 10% interest in Consórcio de Alumínio do Maranhão, a joint operation in which the Group participates but is not a joint operator. The Group recognises its share of assets, liabilities, revenues and expenses relating to this arrangement.
(e)Iron Ore Company of Canada is incorporated in the US, but operates in Canada.
(f)Rio Tinto SimFer UK Limited (which is wholly owned by the Group) holds a 53% interest in SimFer Jersey Limited (SimFer Jersey), a company incorporated in Jersey. SimFer Jersey, in turn, has an 85% interest in SimFer S.A., the company that will carry out the Simandou mining operations in Guinea and an 85% interest in the company which will deliver Simfer Jersey’s scope of the co-developed rail and port infrastructure. SimFer Jersey at present has a 100% interest in the companies that will own and operate the transhipment vessels, however this is anticipated to reduce to 85% with the Government of Guinea taking a 15% interest before operations commence. These entities, together with the equity accounted WCS Rail and Port entities described in note 32, are referred to as the Simandou iron ore project.
(g)The Group’s shareholding in QIT Madagascar Minerals SA (QMM) carries an 80% economic interest and 80% of the total voting rights; a further 5% economic interest is held through non-
voting investment certificates to give an economic interest of 85%. In the prior year, a Memorandum of Understanding (MoU) was signed with the Malagasy Government in relation to their fiscal regime for QMM which expired at the end of May 2023. The MoU gave effect to the application of a new fiscal regime for the next 25 years, with terms effective as of 1 July 2023.
Terms of the MoU included the granting of a 15% free-carry equity stake to the Malagasy Government that can no longer be diluted, while maintaining their current 20% of the voting rights.
As a result, the Malagasy Government's non-controlling interest was recognised for the first time in 2023, and QMM's net earnings has been presented net of amounts attributable to non-
controlling interests from 1 July 2023. The initial recognition of non-controlling interests, and any subsequent recognition arising from future contributions, gave rise to a charge within equity as the transaction was between Rio Tinto and the Malagasy Government acting in their capacity as shareholders and there were no changes to the net assets of QMM. As at 31 December
2024, the value of QMM’s non-controlling interest is US$4 million (2023: US$16 million).
(h)On 1 November 2024, our interest in NZAS ceased to be a joint operation and became a wholly owned subsidiary following the acquisition of Sumitomo Chemical Company’s 20.64%
interest in the entity.
30 Principal subsidiaries continued
Summary financial information for subsidiaries that have non-controlling interests that are material to the Group
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS in line with the Group’s accounting policies, including fair value adjustments, and before intercompany eliminations.

Income statement summary for the year ended 31 December	Iron Ore Company of Canada 2024 US$m	Iron Ore Company of Canada 2023 US$m	Simfer Jersey 2024 US$m	Simfer Jersey 2023 US$m	Oyu Tolgoi LLC(a) 2024 US$m	Oyu Tolgoi LLC(a) 2023 US$m	Robe River Mining Co Pty 2024 US$m	Robe River Mining Co Pty 2023 US$m
Revenue	2,255	2,314	–	–	2,184	1,625	1,746	1,753
Profit/(loss) after tax	321	445	(25)	(199)	(1,077)	(1,024)	782	848
–attributable to non-controlling interests	133	184	(18)	(114)	(436)	(352)	313	339
–attributable to Rio Tinto	188	261	(7)	(85)	(641)	(672)	469	509
Other comprehensive (loss)/income	(205)	60	–	–	–	–	(279)	40
Total comprehensive income/(loss)	116	505	(25)	(199)	(1,077)	(1,024)	503	888

Balance sheet summary as at 31 December	2024 US$m	2023 US$m	2024 US$m	2023 US$m	2024 US$m	2023 US$m	2024 US$m	2023 US$m
Non-current assets	2,987	3,170	2,908	789	16,535	15,335	2,695	2,899
Current assets	711	866	545	83	581	511	743	808
Current liabilities	(541)	(519)	(402)	(67)	(672)	(4,920)	(124)	(157)
Non-current liabilities	(937)	(1,005)	(45)	(1,016)	(18,860)	(12,544)	(422)	(443)
Net assets/(liabilities)	2,220	2,512	3,006	(211)	(2,416)	(1,618)	2,892	3,107
–attributable to non-controlling interests	934	1,052	1,335	(130)	(994)	(558)	1,153	1,241
–attributable to Rio Tinto	1,286	1,460	1,671	(81)	(1,422)	(1,060)	1,739	1,866

Cash flow statement summary for the year ended 31 December	2024 US$m	2023 US$m	2024 US$m	2023 US$m	2024 US$m	2023 US$m	2024 US$m	2023 US$m
Cash flow from operations	735	801	(850)	262	1,039	345	1,274	1,480
Dividends paid to non-controlling interests	(165)	(103)	–	–	–	–	(282)	(345)
(a)Under the terms of the project finance facility held by Oyu Tolgoi LLC, there are certain restrictions on the ability of Oyu Tolgoi LLC to make shareholder distributions.